Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,697,105.96
Previously Paid Amount	0.00
Total Fee Amount	23,158.93
Total Offset Amount	0.00
Net Fee	$ 23,158.93